FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 1,281	¥ 9,069	¥ 3,408
Due to the Shareholder	12,103	85,673	7,153
Lease liabilities	51	360	2,915	¥ 2,189
Interest-bearing loans and borrowings			71,000
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			824
Trade payables	14	100	20,326
Financial liabilities in other payables and accruals	1,111	7,864	6,749
Due to related companies	1,281	9,069	3,408
Due to the Shareholder	12,103	85,673	7,153
Lease liabilities	52	366	3,321
Interest-bearing loans and borrowings			106,931
Trade and other payables	14,561	103,072	148,712
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			824
Trade payables	14	100
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Trade and other payables	14	100	824
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables			20,326
Financial liabilities in other payables and accruals			6,749
Due to related companies			3,408
Due to the Shareholder			7,153
Lease liabilities			1,387
Interest-bearing loans and borrowings			6,729
Trade and other payables			45,752
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals	1,111	7,864
Due to related companies	1,281	9,069
Due to the Shareholder	12,103	85,673
Lease liabilities	52	366	1,691
Interest-bearing loans and borrowings			29,005
Trade and other payables	14,547	102,972	30,696
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities			243
Interest-bearing loans and borrowings			71,197
Trade and other payables			¥ 71,440